Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transaction selling general and administrative expenses	$ 5,000	$ 21,000
Due from related parties	$ 286	$ 5,400